Segment Information - Schedule of Net Revenues by Geographic Region (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended							11 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 806,594	$ 1,106,098	$ 856,778	$ 1,101,657	$ 828,443	$ 1,150,846	$ 911,159	$ 895,435	$ 3,764,034	$ 4,031,333	$ 3,892,976	$ 4,077,445
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues									3,231,522		3,188,353	3,482,094
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues									436,861		592,087	489,587
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues									$ 95,651		$ 112,536	$ 105,764